TAXATION - Disclosure of Income Tax and Deferred Taxes Explanatory (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Current tax:
UK corporation tax on profit for the year	£ 384	£ 194	£ 474
Adjustments in respect of prior years	(14)	(36)	(23)
Total current tax	370	158	451
Deferred tax:
Charge for the year	25	190	109
Adjustments in respect of prior years	0	32	(7)
Total deferred tax	25	222	102
Tax on profit	£ 395	£ 380	£ 553